Lease Liabilities (Details) - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2022	Dec. 31, 2021
Lease Liabilities [Abstract]
Lease term	5 years	99 years
Borrowing rate percentage	10.00%
Prepayments (in Dollars)		$ 2.3